SHAREHOLDERS' EQUITY (Details)									1 Months Ended	2 Months Ended	5 Months Ended	12 Months Ended
	Nov. 17, 2021 EUR (€) € / shares shares	Sep. 28, 2021 shares	Jun. 11, 2021 € / shares shares	Apr. 04, 2019 € / shares shares	Aug. 29, 2018 € / shares shares	Apr. 25, 2017 € / shares shares	Apr. 26, 2016 € / shares shares	Jan. 18, 2013 € / shares shares	Apr. 30, 2021 EUR (€) shares	Jul. 31, 2001 EUR (€) shares	Dec. 31, 1998 shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2013 EUR (€)	Jun. 30, 2021 shares	Apr. 30, 2021 $ / shares	Jun. 28, 2019 shares	Feb. 18, 2016 shares	Dec. 19, 2012 shares
Common stock, shares issued												33,758,564	29,457,744
Common stock, par value | € / shares												€ 0.13	€ 0.13
Commons stock, shares outstanding												33,466,136	29,165,316
Issuance costs | €												€ 1,961,000
Statutory Retained Earnings (Statutory Accumulated Deficit) | €												€ 15,367,000
Treasury stock												292,428	292,428
Treasury Stock, Shares, Acquired (in shares)										180,290	112,138
Treasury Stock, Value, Acquired, Par Value Method | €										€ 928,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)												1,392,428		155,000
Share Price (in EUR per share) | € / shares												€ 5.99
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued (in shares)																							500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued (in shares)																						1,000,000
The 2021 Plan [Member] | Maximum
Common Stock, Shares Subscribed but Unissued (in shares)																			2,000,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares												€ 5.56		€ 3.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)												2,408,508	1,186,900	1,273,900	1,347,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)												1,392,428		155,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)												1,149,401	970,650	818,900
Stock issued during period shares stock options exercised												150,820	23,750	143,700
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | €												€ 1,795,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)												2 years 10 months 24 days
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares								€ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)												262,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)								500,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €																		€ 660,000
Recognition period of non-cash financial charges								48 months
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)								1 year
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)								4 years
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																					1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares				€ 3.90	€ 2.65	€ 2.39	€ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)				10 years	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)												758,580
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)				155,000	165,000	260,000	575,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €														€ 299,000	€ 219,000	€ 335,000	€ 960,000
Recognition period of non-cash financial charges																	48 months
Share-based Payment Arrangement, Expense | €												€ 160,000	€ 260,000	€ 289,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)												672,330
Stock issued during period shares stock options exercised												150,820
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				1 year	1 year	1 year	1 year
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				4 years	4 years	4 years	4 years
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																					358,528
Share-based Compensation Arrangement by Share-based Payment Award, Number of pre-existing shares available for future puchase option			292,428
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares			€ 5.59
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)												1,287,428
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)			1,000,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €												€ 681,000
Recognition period of non-cash financial charges														36 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)												214,571
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)			6 months
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)			3 years
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares	€ 5.18
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)												61,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	100,000	61,500
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €	€ 229,000											€ 340,000
Recognition period of non-cash financial charges												36 months
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	6 months	1 year
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member] | Maximum
Common Stock, Shares Subscribed but Unissued (in shares)																			200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years	2 years
Options to Subscribe New Shares [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																							500,000
Options to Subscribe New Shares [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																						1,000,000
Options to Subscribe New Shares [Member] | The 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																					1,000,000
Options to Subscribe New Shares [Member] | The 2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																			2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)												100,000
Common stock
Stock Issued During Period, Shares, New Issues (in shares)												4,300,820	23,750	65,600
Common stock | American Depository Shares (ADS) [Member]
Stock Issued During Period, Shares, New Issues (in shares)									4,150,000
Price per share | $ / shares																				$ 6.75
Gross Proceeds From Issuance of Stock | €									€ 23,255,000
Issuance costs | €									€ 1,961,000